Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

Note 14. Related Party Transactions and Balances

A summary of the Company’s related party balances are as follows:

	June 30,	December 31,
	2026	2025

Digital assets	$53,366	$97,912
Demand notes - cash based	$67,000	$-
Digital assets receivable - due from Ethena	$61,468	$-
Accounts payable – related party	$340,000	$20,800
Demand notes payable	$51,796	$97,912
Convertible sponsor notes	$3,967,325	$-

The following table presents the Company’s related party expenses:

	Three months ended	Six months ended	For the period June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025

Technology expenses	$20,000	$130,000	$-
Capitalized software technology costs	$150,000	$200,000	$-

On June 30, 2025, the Company received $300,000 from the Company Founders as payment for the shares of Class B common stock receivable upon formation of the Company, as well as a contribution of a perpetual software license from Schulz von Jacob Ltd., a company owned by the Company’s Chief Technology Officer, Ahmed J. Aly, which represents the definite lived intangible asset of the Company. The fair value of the perpetual software license is based on the value derived from the arm’s-length transaction between the Company and the contributing investor.

During the period from June 30, 2025 (inception) to December 31, 2025 and from January 1, 2026 to February 28, 2026 the Company’s received free outsourced information technology management, support and development services related to the perpetual software license from a related party in accordance with the contract which included a provision for free services until the consummation of the Merger (see Note 3). Effective January 2026, the Company and the related party executed a work order under the guidelines of the original August 2025 management services agreement for expanded technology development services, as defined, for a fee of $50,000 per month. As of June 30, 2026, the Company had $0.2 million in capitalized software costs associated with the development of new technology not yet in service. In February 2026, the Company and the related party executed a second work order replacing the condition of free on-going maintenance related technology services up until the closing date of the Merger to a fee of $10,000 per month for March and April 2026 and $5,000 month thereafter.

On June 30, 2025, the Company’s Founders paid, on behalf of the Company, its legal retainer fee of $25,000. In August 2025 the Company paid the full $25,000 fee to the legal firm and the Founders were reimbursed in full.

In October 2025, the Company received a loan of thirty-three (33) Ethereum – ETH Tokens (“ETH Tokens”), a decentralized digital currency operating on the Ethereum blockchain protocol. To begin operational activity, the Company staked the ETH Tokens on its validator platform. See Note 5. The Company issued short-term demand promissory notes (the “2025 Demand Notes”) to one of the Founders and an original investor in conjunction with the loan of 33 ETH Tokens to the Company. See Notes 5, 6 and 10.

From May 18, 2026 through June 10, 2026, the Company issued various individual short-term demand promissory notes aggregating $67,000 to three stockholders in exchange for a cash infusion. These notes were paid in full on July 2, 2026 (see Notes 10 and 17).

The Company’s digital assets receivable – related party is due from Ethena earned under the Company’s Collaboration Agreement. Ethena holds the majority of the voting rights of the Company outstanding stock. See Notes 4 and 7.

The Company has approximately $4.0 million in outstanding convertible demand notes payable due to two legal entities which has an affiliation with the Company’s interim CEO and Chairman of the Board.

Note 7. Related Party Transactions and Balances

As of December 31, 2025, accrued expenses include approximately $20,800 and $8,900 due to TLGY and SC Assets, respectively, for services incurred by the Company paid for by the noted entity.